Cash and cash equivalents	12 Months Ended
Mar. 31, 2020
Cash and cash equivalents
Cash and cash equivalents

3.Cash and cash equivalents

Cash and cash equivalents consisted of the followings:

	As of March 31,
	2020	2019
Cash on hand	$187	$110
Bank balances	11,931,527	10,362,173
Total	$11,931,714	$10,362,283